UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894

Franklin Managed Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Rising
Dividends Fund
A Series of Franklin Managed Trust
March 31, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
U.S. equities, as measured by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted positive total returns for the
six months ended March 31, 2023.

Despite continued
challenges from elevated inflation, higher interest rates
and several well-publicized failures in the banking sector in
March 2023, stocks, led by the technology sector, gained
amid signs of resilience in the U.S. economy.
U.S. gross domestic product grew in 2022’s fourth quarter
as increased consumer and government spending, higher
inventories and strong non-residential fixed investment
boosted the economy. Although consumer spending
continued to rise, deteriorating financial conditions kept
consumer sentiment at historically low levels. Meanwhile,
inflation, which remained heightened relative to recent
decades, showed signs of easing but its path remains
uncertain. The annual inflation rate, as measured by the
consumer price index, declined to 6% in February 2023, the
lowest rate since September 2021, as energy costs declined
sharply.
The U.S. unemployment rate remained at historic low
levels during the period, briefly hitting a 54-year low of
3.4% in January 2023 and ended the period at 3.5%. Wage
growth eased toward the end of the period, raising market
expectations that the U.S. Federal Reserve (Fed) would
slow its rate of increasing interest rates. Rising interest rates will translate to higher borrowing costs for individuals and businesses and likely discourage some economic activity.
Even as the Fed moved interest rates higher, however,
mortgage rates moved lower toward the end of the period
after signs of stress in the banking system became evident.
In an effort to control inflation, the Fed raised the federal funds target rate four times during the period to end at a
range of 4.75%–5.00%. The Fed stepped down the pace
of its interest-rate hikes from 75 basis points (bps) at its
November 2022 meeting to 50 bps in December, followed by
25 bps increases in February and March 2023. At its March
2023 meeting, the Fed said it would continue to reduce
bond holdings, but it departed from previous statements by
softening its firm outlook on future rate hikes. Additionally,
Fed Chair Jerome Powell said the central bank most likely
would not cut rates in 2023.
While uneven economic conditions are a concern for many
investors, we remain committed to our long-term perspective
and disciplined investment approach as we conduct rigorous,
fundamental analysis of securities that balances long-term
opportunities and risk management. We continue to focus on
what we consider high-quality, resilient business models with attractive cash flow generation capabilities that we believe can perform well through a business cycle.
The enclosed annual report for Franklin Rising Dividends
Fund includes more detail about prevailing conditions during the period and a discussion about investment decisions. We
encourage you to discuss your investment goals with your
financial professional, who can review your overall portfolio, reassess your goals and help you stay focused on the long-
term. Please remember all securities markets fluctuate, as
do mutual fund prices.
We are grateful for the trust you have placed in Franklin
Rising Dividends Fund and look forward to continuing to
serve your investment needs.
Sincerely,
Nicholas P. B. Getaz, CFA
Senior Vice President
Portfolio Manager
Franklin Managed Trust
Matthew D. Quinlan
Senior Vice President
Portfolio Manager
Franklin Managed Trust
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

This letter reflects our analysis and opinions as of March 31,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin Rising Dividends Fund 4
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 30
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Rising Dividends Fund
This semiannual report for Franklin Rising Dividends Fund
covers the period ended March 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in companies that
have paid consistently rising dividends. The Fund invests
predominantly in equity securities, primarily common stock.
Companies that have paid consistently rising dividends
include those companies that currently pay dividends on
their common stocks and have maintained or increased
their dividend rate during the last four consecutive years.
The Fund may invest in companies of any size, across the
entire market spectrum, and may invest up to 25% of its total assets in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +17.16% cumulative total return. In comparison,
the Fund’s benchmark, the Standard & Poor’s 500 Index
(S&P 500
®
), which is a market capitalization-weighted index
of 500 stocks designed to measure total U.S. equity market
performance, posted a +15.62% cumulative total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted a +15.62% total return for
the six months ended March 31, 2023.
1
Despite continued
challenges from elevated inflation, higher interest rates and the failure of three U.S. banks in March 2023, stocks, led
by the information technology sector, gained amid signs of
resilience in the U.S. economy.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
U.S. gross domestic product grew in 2022’s fourth quarter
as increased consumer and government spending, higher
inventories and strong nonresidential fixed investment
boosted the economy. Although consumer spending
continued to rise, deteriorating financial conditions kept
consumer sentiment at historically low levels. Meanwhile,
inflation, which remained heightened relative to recent
decades, showed signs of easing. The annual inflation rate,
as measured by the consumer price index, declined to 6%
in February 2023, the lowest rate since September 2021, as
energy costs declined sharply.
The U.S. unemployment rate remained at historic low
levels during the period, briefly hitting a 54-year low of
3.4% in January 2023 and ended the period at 3.5%. Wage
growth eased toward the end of the period, raising market
expectations that the U.S. Federal Reserve (Fed) would
Portfolio Composition
3/31/23
% of Total
Net Assets
Software 12.6%
Health Care Equipment & Supplies 9.3%
Chemicals 9.1%
Semiconductors & Semiconductor Equipment 5.9%
Aerospace & Defense 4.1%
Specialty Retail 3.5%
Consumer Staples Distribution & Retail 3.5%
Oil, Gas & Consumable Fuels 3.3%
Health Care Providers & Services 3.1%
Household Products 2.8%
Hotels, Restaurants & Leisure 2.6%
IT Services 2.6%
Financial Services 2.5%
Food Products 2.5%
Other* 28.8%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Franklin Rising Dividends Fund

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Semiannual Report
slow its rate of increasing interest rates. Rising interest
rates translated to higher borrowing costs for individuals
and businesses, which discouraged some economic activity.
Despite interest-rate increases, bank failures contributed to lower mortgage rates toward the end of the period.
In an effort to control inflation, the Fed raised the federal funds target rate four times during the period to end at a
range of 4.75%–5.00%. The Fed stepped down the pace
of its interest-rate hikes from 75 basis points (bps) at its
November 2022 meeting to 50 bps in December, followed by
25 bps increases in February and March 2023. At its March
2023 meeting, the Fed said it would continue to reduce
bond holdings, but it departed from previous statements by
softening its firm outlook on future rate hikes. Additionally,
Fed Chair Jerome Powell said the central bank most likely
would not cut rates in 2023.
Investment Strategy
We base our investment strategy on our belief that
companies with consistently rising dividends should, over
time, also experience stock price appreciation. We select
portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening
criteria, such as consistent and substantial dividend
increases, reinvested earnings, and long-term debt that is
no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations. We seek fundamentally sound
companies that meet our standards and attempt to acquire
them at what we believe are attractive prices.
Manager’s Discussion
Over the six-month period through March 31, 2023, all
sectors contributed to performance on an absolute basis,
led by information technology, industrials and health care. All sectors posted double-digit gains for the period. Energy and financials made the weakest contributions.
Among the individual contributors, shares of enterprise
software company Microsoft rallied as investors focused
on companies poised to benefit from the rise of artificial
intelligence (AI), which requires an enormous amount of
data to be stored and processed. In early 2023, Microsoft
announced plans to step up its investment in OpenAI (not a
Fund holding), the owner of the ChatGPT chat bot, and then
released a version of its internet search engine featuring
the technology. Microsoft and other large technology and
internet stocks outperformed broader markets in March
amid turmoil in the banking industry. Investors sought the
companies’ durable revenue streams and market leadership
as recessionary fears increased. Microsoft’s growth slowed
in the fourth quarter of 2022, and the company warned of
a potential slowdown for its cloud and business software
businesses. It also announced significant layoffs. We
continue to believe the trends of helping business customers move to the cloud and providing workers with productivity
tools should support attractive growth over the medium to
longer term.
Medical technology firm Stryker benefited from solid financial performance that exceeded expectations, supported by the
strength of its signature Mako robotic-arm assisted surgery
platform as well as growth in its emergency care and acute
care businesses. The company’s guidance was also strong,
citing expectations for a continuing recovery in procedure
volumes, especially for highly profitable orthopedic implants and robotics-assisted surgeries. We believe the company
has an attractive growth profile and reasonable valuation,
and we believe Stryker likely stands to benefit from an
increase in elective surgeries in 2023.
Chipmaker Analog Devices also bolstered absolute
performance. The company announced upbeat results that
surpassed market expectations, citing strong demand from
industrial and automotive customers. Data center demand
has remained resilient despite moderating spending plans
at the cloud titans, and order patterns have shown signs
of improvement. In our view, Analog Devices is poised
to continue to benefit from secular tailwinds in factory
automation and the electrification of the automotive industry.
Top 10 Holdings
3/31/23
Company
Industry
% of Total
Net Assets
a a
Microsoft Corp. 8.9%
Software
Roper Technologies, Inc. 3.7%
Software
Stryker Corp. 3.7%
Health Care Equipment & Supplies
Linde plc 3.6%
Chemicals
Analog Devices, Inc. 3.1%
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 2.8%
Semiconductors & Semiconductor Equipment
UnitedHealth Group, Inc. 2.7%
Health Care Providers & Services
Raytheon Technologies Corp. 2.7%
Aerospace & Defense
Air Products and Chemicals, Inc. 2.6%
Chemicals
Accenture plc 2.6%
IT Services

Franklin Rising Dividends Fund

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Semiannual Report
In contrast, engineered products manufacturer Carlisle
Companies weighed on absolute returns. Some analysts
downgraded the company after it lowered its 2023 guidance
in the wake of several quarters of impressive growth, which
drove record annual sales and strong earnings growth in
2022. We appreciate Carlisle’s recent share repurchase
program and strong dividends. We believe Carlisle’s market
leadership will likely help it generate strong free cash flow in a variety of macroeconomic environments, and that the
company could benefit from the Inflation Reduction Act of
2022, which incentivizes investments in energy efficiency.
Shares of lithium producer Albemarle declined for the period, retreating from an all-time high in November 2022. High
demand and prices for lithium, a key raw material for electric vehicle (EV) batteries, had supported a long rally, but lithium prices declined across the first quarter of 2023, due in part to slowing demand for EVs, especially in China, where the
government has phased out some incentives. Nonetheless,
Albemarle’s quarterly results exceeded expectations, and
management expressed confidence in China’s EV market,
forecasting strong growth for 2023. The Inflation Reduction
Act also offers potential benefits for Albemarle, which
received a sizable grant from the U.S. government last fall
as part of the effort to support the development of a domestic
EV supply chain.
Managed care and insurance company UnitedHealth
Group was another notable absolute detractor. Although
the company reported solid quarterly and yearly earnings,
surpassing analysts’ estimates, investor concerns over a
possible lowering of insurance premiums in 2023 may have
contributed to the stock’s weak performance. In February,
the Centers for Medicare and Medicaid proposed new
Medicare Advantage rate increases that were lower than
expected. UnitedHealth’s acquisition of United Kingdom-
based health care technology firm EMIS Group (not a Fund
holding) also encountered regulatory pushback during the
first quarter of 2023, with the U.K. Competition and Markets
Authority rejecting a proposal from the companies at the end of March.
Thank you for your participation in Franklin Rising Dividends
Fund. We look forward to continuing to serve your
investment needs.
Nicholas P. B. Getaz, CFA
Co-Lead Portfolio Manager
Matthew D. Quinlan
Co-Lead Portfolio Manager
Amritha Kasturirangan, CFA
Nayan Sheth, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2023
Franklin Rising Dividends Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +17.16% +10.72%
1-Year -1.57% -6.98%
5-Year +72.33% +10.24%
10-Year +184.23% +10.38%
Advisor
6-Month +17.30% +17.30%
1-Year -1.33% -1.33%
5-Year +74.49% +11.78%
10-Year +191.45% +11.29%
See page 8 for Performance Summary footnotes.

Franklin Rising Dividends Fund
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. While smaller and midsize compa-
nies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize-company securities have been more volatile in price than larger company securities, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–3/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3622 $3.3352 $3.6974
C $0.0488 $3.3352 $3.3840
R $0.2596 $3.3352 $3.5948
R6 $0.5012 $3.3352 $3.8364
Advisor $0.4665 $3.3352 $3.8017
Total Annual Operating Expenses
5
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Rising Dividends Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,171.60 $4.54 $1,020.75 $4.23 0.84%
C $1,000 $1,167.30 $8.58 $1,017.01 $7.99 1.59%
R $1,000 $1,170.10 $5.89 $1,019.50 $5.48 1.09%
R6 $1,000 $1,173.50 $2.79 $1,022.37 $2.59 0.51%
Advisor $1,000 $1,173.00 $3.19 $1,022.00 $2.97 0.59%

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

f
a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $76.32 $90.55 $72.25 $67.81 $66.02 $58.98
Income from investment operations
a
:
Net investment income
b
............. 0.46 0.76 0.63 0.69 0.73 0.70
Net realized and unrealized gains (losses) 12.51 (10.61) 18.30 5.84 3.97 8.40
Total from investment operations ........ 12.97 (9.85) 18.93 6.53 4.70 9.10
Less distributions from:
Net investment income .............. (0.36) (0.64) (0.63) (0.71) (0.75) (0.66)
Net realized gains ................. (3.34) (3.74) — (1.38) (2.16) (1.40)
Total distributions ................... (3.70) (4.38) (0.63) (2.09) (2.91) (2.06)
Net asset value, end of period .......... $85.59 $76.32 $90.55 $72.25 $67.81 $66.02
Total return
c
....................... 17.16% (11.63)% 26.31% 9.97% 7.55% 15.77%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.84% 0.85% 0.86% 0.87% 0.87%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.84% 0.84%
f
0.85%
f
0.86%
f
0.87%
f
0.87%
f
Net investment income ............... 1.12% 0.86% 0.74% 1.02% 1.16% 1.14%
Supplemental data
Net assets, end of period (000’s) ........ $17,569,105 $15,339,642 $17,819,162 $14,152,903 $13,214,451 $12,295,189
Portfolio turnover rate ................ 0.64% 3.02%
g
5.04% 9.11% 2.65% 1.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $74.58 $88.67 $70.77 $66.43 $64.73 $57.86
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.15 0.09 (—)
c
0.18 0.25 0.24
Net realized and unrealized gains (losses) 12.24 (10.38) 17.95 5.75 3.88 8.25
Total from investment operations ........ 12.39 (10.29) 17.95 5.93 4.13 8.49
Less distributions from:
Net investment income .............. (0.05) (0.06) (0.05) (0.21) (0.27) (0.22)
Net realized gains ................. (3.34) (3.74) — (1.38) (2.16) (1.40)
Total distributions ................... (3.39) (3.80) (0.05) (1.59) (2.43) (1.62)
Net asset value, end of period .......... $83.58 $74.58 $88.67 $70.77 $66.43 $64.73
Total return
d
16.73% (12.31)% 25.37% 9.13% 6.75% 14.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.60% 1.59% 1.60% 1.61% 1.62% 1.62%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.59% 1.59%
g
1.60%
g
1.61%
g
1.62%
g
1.62%
g
Net investment income (loss) .......... 0.37% 0.10% (—)%
h
0.28% 0.41% 0.39%
Supplemental data
Net assets, end of period (000’s) ........ $1,142,975 $1,101,919 $1,572,738 $1,963,672 $2,375,567 $2,980,374
Portfolio turnover rate ................ 0.64% 3.02%
i
5.04% 9.11% 2.65% 1.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $76.02 $90.21 $71.98 $67.56 $65.78 $58.76
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.54 0.42 0.52 0.57 0.55
Net realized and unrealized gains (losses) 12.46 (10.59) 18.24 5.82 3.96 8.37
Total from investment operations ........ 12.82 (10.05) 18.66 6.34 4.53 8.92
Less distributions from:
Net investment income .............. (0.26) (0.40) (0.43) (0.54) (0.59) (0.50)
Net realized gains ................. (3.34) (3.74) — (1.38) (2.16) (1.40)
Total distributions ................... (3.60) (4.14) (0.43) (1.92) (2.75) (1.90)
Net asset value, end of period .......... $85.24 $76.02 $90.21 $71.98 $67.56 $65.78
Total return
c
....................... 17.01% (11.87)% 26.00% 9.67% 7.28% 15.50%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.09% 1.10% 1.11% 1.12% 1.12%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.09% 1.09%
f
1.10%
f
1.11%
f
1.12%
f
1.12%
f
Net investment income ............... 0.87% 0.61% 0.49% 0.78% 0.91% 0.89%
Supplemental data
Net assets, end of period (000’s) ........ $177,031 $159,396 $192,325 $176,413 $194,827 $203,792
Portfolio turnover rate ................ 0.64% 3.02%
g
5.04% 9.11% 2.65% 1.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $76.27 $90.51 $72.21 $67.79 $65.97 $58.97
Income from investment operations
a
:
Net investment income
b
............. 0.60 1.05 0.90 0.90 0.94 0.83
Net realized and unrealized gains (losses) 12.49 (10.62) 18.29 5.83 3.98 8.47
Total from investment operations ........ 13.09 (9.57) 19.19 6.73 4.92 9.30
Less distributions from:
Net investment income .............. (0.50) (0.93) (0.89) (0.93) (0.94) (0.90)
Net realized gains ................. (3.34) (3.74) — (1.38) (2.16) (1.40)
Total distributions ................... (3.84) (4.67) (0.89) (2.31) (3.10) (2.30)
Net asset value, end of period .......... $85.52 $76.27 $90.51 $72.21 $67.79 $65.97
Total return
c
....................... 17.35% (11.35)% 26.72% 10.33% 7.91% 16.18%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.52% 0.53% 0.53% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.51% 0.52%
f
0.53%
f
0.53%
f
0.53%
f
0.53%
f
Net investment income ............... 1.44% 1.19% 1.06% 1.35% 1.50% 1.48%
Supplemental data
Net assets, end of period (000’s) ........ $2,857,880 $2,331,423 $2,510,987 $2,187,987 $1,852,106 $1,743,486
Portfolio turnover rate ................ 0.64% 3.02%
g
5.04% 9.11% 2.65% 1.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $76.27 $90.50 $72.21 $67.78 $65.98 $58.95
Income from investment operations
a
:
Net investment income
b
............. 0.57 0.98 0.84 0.85 0.89 0.90
Net realized and unrealized gains (losses) 12.49 (10.61) 18.28 5.84 3.97 8.34
Total from investment operations ........ 13.06 (9.63) 19.12 6.69 4.86 9.24
Less distributions from:
Net investment income .............. (0.47) (0.86) (0.83) (0.88) (0.90) (0.81)
Net realized gains ................. (3.34) (3.74) — (1.38) (2.16) (1.40)
Total distributions ................... (3.81) (4.60) (0.83) (2.26) (3.06) (2.21)
Net asset value, end of period .......... $85.52 $76.27 $90.50 $72.21 $67.78 $65.98
Total return
c
....................... 17.30% (11.41)% 26.62% 10.25% 7.82% 16.07%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.59% 0.60% 0.61% 0.62% 0.62%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.59% 0.59%
f
0.60%
f
0.61%
f
0.62%
f
0.62%
f
Net investment income ............... 1.37% 1.11% 0.99% 1.28% 1.41% 1.39%
Supplemental data
Net assets, end of period (000’s) ........ $3,910,231 $3,430,804 $4,295,258 $3,421,716 $3,282,003 $2,883,129
Portfolio turnover rate ................ 0.64% 3.02%
g
5.04% 9.11% 2.65% 1.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Managed Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Rising Dividends Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 96.2%
Aerospace & Defense 4.1%
General Dynamics Corp. .............................................. 1,567,645 $ 357,752,266
Raytheon Technologies Corp. .......................................... 6,979,542 683,506,548
1,041,258,814
Air Freight & Logistics 2.2%
United Parcel Service, Inc., B .......................................... 2,898,352 562,251,305
Banks 1.3%
JPMorgan Chase & Co. ............................................... 2,555,890 333,058,026
Beverages 2.0%
PepsiCo, Inc. ...................................................... 2,783,083 507,356,031
Biotechnology 1.6%
AbbVie, Inc. ....................................................... 2,602,832 414,813,336
Building Products 2.4%
Carlisle Cos., Inc. ................................................... 1,017,507 230,027,807
Johnson Controls International plc ....................................... 6,572,077 395,770,477
625,798,284
Capital Markets 1.2%
Nasdaq, Inc. ....................................................... 5,390,328 294,689,232
Chemicals 9.1%
Air Products and Chemicals, Inc. ........................................ 2,308,140 662,920,889
Albemarle Corp. .................................................... 1,421,116 314,123,481
Ecolab, Inc. ........................................................ 1,830,297 302,969,062
Linde plc .......................................................... 2,577,834 916,265,317
Sherwin-Williams Co. (The) ............................................ 641,874 144,274,019
2,340,552,768
Commercial Services & Supplies 1.7%
Cintas Corp. ....................................................... 930,523 430,534,382
Consumer Staples Distribution & Retail 3.5%
Target Corp. ....................................................... 3,048,414 504,908,811
Walmart, Inc. ...................................................... 2,576,607 379,920,702
884,829,513
Electrical Equipment 0.8%
nVent Electric plc ................................................... 4,935,265 211,920,279
Financial Services 2.5%
Visa, Inc., A ........................................................ 2,872,121 647,548,401
Food Products 2.5%
McCormick & Co., Inc. ............................................... 4,253,378 353,923,583
Mondelez International, Inc., A .......................................... 4,196,025 292,546,863
646,470,446
Ground Transportation 1.9%
JB Hunt Transport Services, Inc. ........................................ 1,173,960 205,983,022
Norfolk Southern Corp. ............................................... 1,362,167 288,779,404
494,762,426
Health Care Equipment & Supplies 9.3%
Abbott Laboratories .................................................. 4,429,477 448,528,841
Becton Dickinson & Co. ............................................... 2,391,800 592,066,172
Medtronic plc ...................................................... 5,094,090 410,685,536

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ...................................................... 3,291,974 $ 939,759,818
2,391,040,367
Health Care Providers & Services 3.1%
CVS Health Corp. ................................................... 1,300,095 96,610,059
UnitedHealth Group, Inc. .............................................. 1,454,732 687,491,796
784,101,855
Hotels, Restaurants & Leisure 2.6%
McDonald's Corp. ................................................... 1,894,100 529,609,301
Starbucks Corp. .................................................... 1,317,687 137,210,747
666,820,048
Household Products 2.8%
Colgate-Palmolive Co. ............................................... 3,618,390 271,922,008
Procter & Gamble Co. (The) ........................................... 2,959,991 440,121,062
712,043,070
Industrial Conglomerates 2.2%
Honeywell International, Inc. ........................................... 2,996,092 572,613,103
Insurance 0.8%
Erie Indemnity Co., A ................................................. 931,078 215,693,530
IT Services 2.6%
Accenture plc, A .................................................... 2,290,528 654,655,808
Life Sciences Tools & Services 2.4%
Danaher Corp. ..................................................... 386,655 97,452,526
West Pharmaceutical Services, Inc. ...................................... 1,514,681 524,791,526
622,244,052
Machinery 2.1%
Donaldson Co., Inc. ................................................. 2,464,317 161,018,473
Dover Corp. ....................................................... 2,493,610 378,879,103
539,897,576
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp. ..................................................... 2,201,898 359,261,678
EOG Resources, Inc. ................................................ 2,066,712 236,907,196
Exxon Mobil Corp. ................................................... 2,173,138 238,306,313
834,475,187
Pharmaceuticals 2.5%
Johnson & Johnson ................................................. 2,845,857 441,107,835
Pfizer, Inc. ......................................................... 4,880,104 199,108,243
640,216,078
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices, Inc. ................................................. 4,050,400 798,819,888
Texas Instruments, Inc. ............................................... 3,848,273 715,817,261
1,514,637,149
Software 12.6%
Microsoft Corp. ..................................................... 7,963,583 2,295,900,978
Roper Technologies, Inc. .............................................. 2,144,747 945,168,555
3,241,069,533
Specialty Retail 3.5%
Lowe's Cos., Inc. .................................................... 2,442,364 488,399,529

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail (continued)
Ross Stores, Inc. ................................................... 3,868,972 $ 410,613,998
899,013,527
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ........................................................ 430,708 71,023,749
Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc., B ....................................................... 4,041,697 495,673,720
Trading Companies & Distributors 1.5%
WW Grainger, Inc. ................................................... 567,266 390,738,494
Total Common Stocks (Cost $9,836,002,076) ....................................
24,681,800,089
a a a a
Short Term Investments 3.9%
a
Money Market Funds 3.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 994,728,444 994,728,444
Total Money Market Funds (Cost $994,728,444) .................................
994,728,444
Total Short Term Investments (Cost $994,728,444 ) ...............................
994,728,444
a
Total Investments (Cost $10,830,730,520) 100.1% ...............................
$25,676,528,533
Other Assets, less Liabilities (0.1)% ...........................................
(19,307,258)
Net Assets 100.0% ...........................................................
$25,657,221,275
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $9,836,002,076
Cost - Non-controlled affiliates (Note 3f ) ........................................................ 994,728,444
Value - Unaffiliated issuers .................................................................. $24,681,800,089
Value - Non-controlled affiliates (Note 3f ) ........................................................ 994,728,444
Receivables:
Investment securities sold ................................................................... 11,559,825
Capital shares sold ........................................................................ 12,812,953
Dividends ............................................................................... 19,271,056
Total assets .......................................................................... 25,720,172,367
Liabilities:
Payables:
Investment securities purchased .............................................................. 26,112,801
Capital shares redeemed ................................................................... 17,697,838
Management fees ......................................................................... 10,126,711
Distribution fees .......................................................................... 4,643,692
Transfer agent fees ........................................................................ 4,132,025
Trustees' fees and expenses ................................................................. 296
Accrued expenses and other liabilities ........................................................... 237,729
Total liabilities ......................................................................... 62,951,092
Net assets, at value ................................................................. $25,657,221,275
Net assets consist of:
Paid-in capital ............................................................................. $10,286,905,335
Total distributable earnings (losses) ............................................................. 15,370,315,940
Net assets, at value ................................................................. $25,657,221,275

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Rising
Dividends Fund
Class A:
Net assets, at value ....................................................................... $17,569,104,562
Shares outstanding ........................................................................ 205,272,602
Net asset value per share
a
.................................................................. $85.59
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $90.57
Class C:
Net assets, at value ....................................................................... $1,142,974,756
Shares outstanding ........................................................................ 13,674,632
Net asset value and maximum offering price per share
a
............................................. $83.58
Class R:
Net assets, at value ....................................................................... $177,030,790
Shares outstanding ........................................................................ 2,076,750
Net asset value and maximum offering price per share ............................................. $85.24
Class R6:
Net assets, at value ....................................................................... $2,857,879,851
Shares outstanding ........................................................................ 33,417,695
Net asset value and maximum offering price per share ............................................. $85.52
Advisor Class:
Net assets, at value ....................................................................... $3,910,231,316
Shares outstanding ........................................................................ 45,720,548
Net asset value and maximum offering price per share ............................................. $85.52
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Managed Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $229,390,184
Non-controlled affiliates (Note 3f ) ............................................................. 12,675,289
Total investment income ................................................................... 242,065,473
Expenses:
Management fees (Note 3 a ) ................................................................... 60,806,348
Distribution fees: (Note 3c )
    Class A ................................................................................ 21,215,797
    Class C ................................................................................ 5,807,350
    Class R ................................................................................ 433,944
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 8,078,218
    Class C ................................................................................ 552,911
    Class R ................................................................................ 82,621
    Class R6 ............................................................................... 264,936
    Advisor Class ............................................................................ 1,805,459
Custodian fees (Note 4 ) ...................................................................... 71,090
Reports to shareholders fees .................................................................. 668,139
Registration and filing fees .................................................................... 240,151
Professional fees ........................................................................... 80,786
Trustees' fees and expenses .................................................................. 143,124
Other .................................................................................... 339,704
Total expenses ......................................................................... 100,590,578
Expense reductions (Note 4 ) ............................................................... (56)
Expenses waived/paid by affiliates (Note 3f) .................................................... (1,286,227)
Net expenses ......................................................................... 99,304,295
Net investment income ................................................................ 142,761,178
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 533,100,885
Foreign currency transactions ................................................................ 3,114
Net realized gain (loss) .................................................................. 533,103,999
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,142,995,315
Net realized and unrealized gain (loss) ............................................................ 3,676,099,314
Net increase (decrease) in net assets resulting from operations .......................................... $3,818,860,492

Franklin Managed Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Rising Dividends Fund
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $142,761,178 $234,433,889
Net realized gain (loss) ................................................. 533,103,999 1,278,547,565
Net change in unrealized appreciation (depreciation) ........................... 3,142,995,315 (4,474,200,147)
Net increase (decrease) in net assets resulting from operations ................ 3,818,860,492 (2,961,218,693)
Distributions to shareholders:
Class A ............................................................. (740,406,769) (862,415,074)
Class C ............................................................. (47,518,919) (65,094,509)
Class R ............................................................. (7,451,862) (8,722,290)
Class R6 ............................................................ (118,650,228) (131,386,163)
Advisor Class ........................................................ (171,145,467) (217,740,560)
Total distributions to shareholders .......................................... (1,085,173,245) (1,285,358,596)
Capital share transactions: (Note 2 )
Class A ............................................................. 354,340,304 408,932,122
Class C ............................................................. (89,639,541) (252,821,540)
Class R ............................................................. (1,752,316) (2,944,288)
Class R6 ............................................................ 236,000,024 251,182,110
Advisor Class ........................................................ 61,401,362 (185,058,300)
Total capital share transactions ............................................ 560,349,833 219,290,104
Net increase (decrease) in net assets ................................... 3,294,037,080 (4,027,287,185)
Net assets:
Beginning of period ..................................................... 22,363,184,195 26,390,471,380
End of period .......................................................... $25,657,221,275 $22,363,184,195

Franklin Managed Trust
Notes to Financial Statements (unaudited)
Franklin Rising Dividends Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Managed Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin Rising Dividends Fund (Fund). The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Franklin Rising Dividends Fund
(continued)
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2023, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Franklin Rising Dividends Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
March 31, 2023
Year Ended
September 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 8,845,839 $738,390,932 18,630,207 $1,658,932,004
Shares issued in reinvestment of distributions .......... 8,604,419 714,382,512 9,150,147 831,628,185
Shares redeemed ............................... (13,175,200) (1,098,433,140) (23,562,915) (2,081,628,067)
Net increase (decrease) .......................... 4,275,058 $354,340,304 4,217,439 $408,932,122
Class C Shares:
Shares sold ................................... 824,844 $67,369,310 2,021,931 $178,618,796
Shares issued in reinvestment of distributions .......... 572,955 46,638,931 714,764 63,928,697
Shares redeemed
a
.............................. (2,497,240) (203,647,782) (5,699,803) (495,369,033)
Net increase (decrease) .......................... (1,099,441) $(89,639,541) (2,963,108) $(252,821,540)
Class R Shares:
Shares sold ................................... 153,550 $12,723,630 343,033 $30,389,816
Shares issued in reinvestment of distributions .......... 89,695 7,425,649 95,556 8,669,094
Shares redeemed ............................... (263,250) (21,901,595) (473,923) (42,003,198)
Net increase (decrease) .......................... (20,005) $(1,752,316) (35,334) $(2,944,288)
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Franklin Rising Dividends Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended March 31, 2023, the annualized gross effective investment management fee rate was 0.492% of the
Fund’s average daily net assets.
Six Months Ended
March 31, 2023
Year Ended
September 30, 2022
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 4,447,989 $370,272,958 6,811,029 $601,129,144
Shares issued in reinvestment of distributions .......... 1,360,810 112,708,803 1,373,825 124,421,292
Shares redeemed ............................... (2,959,813) (246,981,737) (5,360,115) (474,368,326)
Net increase (decrease) .......................... 2,848,986 $236,000,024 2,824,739 $251,182,110
Advisor Class Shares:
Shares sold ................................... 3,820,111 $319,088,174 7,949,421 $696,808,743
Shares issued in reinvestment of distributions .......... 1,921,519 159,225,107 2,229,003 202,179,768
Shares redeemed in-kind (Note 3h) .................. — — (3,491,688) (281,953,790)
Shares redeemed ............................... (5,005,031) (416,911,919) (9,162,218) (802,093,021)
Net increase (decrease) .......................... 736,599 $61,401,362 (2,475,482) $(185,058,300)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% Over $5 billion, up to and including $10 billion
0.480% Over $10 billion, up to and including $20 billion
0.470% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Franklin Rising Dividends Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of F und shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period :
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2023, the Fund paid transfer agent fees of $10,784,145, of which $3,400,258 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $827,519
CDSC retained .............................................................................. $59,527
3. Transactions with Affiliates
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Rising Dividends Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
h. Other Affiliated Transactions
During the year ended September 30, 2022, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of the Fund. As a result, on July 8, 2022, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $182,979,409 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2022, the Fund deferred post-October capital losses of $2,806,683.
At March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 643,587,163 $ 838,341,035 $ (487,199,754) $ — $ — $ 994,728,444 994,728,444 $ 12,675,289
Total Affiliated Securities ... $643,587,163 $838,341,035 $(487,199,754) $— $— $994,728,444 $12,675,289
Cost of investments .......................................................................... $10,864,619,813
Unrealized appreciation ........................................................................ $14,933,609,801
Unrealized depreciation ........................................................................ (121,701,081)
Net unrealized appreciation (depreciation) .......................................................... $14,811,908,720
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Rising Dividends Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2023, aggregated
$153,911,164  and $877,302,692, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
9. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
5. Income Taxes
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Managed Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund's financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

158 S 05/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Rising Dividends Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                     N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MANAGED TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 30, 2023